Annual Total Returns (Vanguard U.S. Growth Fund - Admiral Shares Participant:) (Vanguard U.S. Growth Fund, Vanguard U.S. Growth Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2014
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Annual Total Return
2013	35.71%
2012	18.54%
2011	(0.53%)
2010	11.74%
2009	35.14%
2008	(37.69%)
2007	10.39%
2006	2.03%
2005	11.38%
2004	7.29%